Long Term Restricted Stock Units (Details) - International Bancshares Corporation, Long Term Restricted Stock Unit Plan 2009 [Member] - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2020 shares
Long-Term Restricted Stock Units
Granted units	0
Outstanding grants (in shares)	0